Other investments (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other investments
Equity securities at fair value through other comprehensive income	$ 1,108	$ 1,339	$ 833
Other investments - non-current	1,108	1,401	833
Fixed deposits	42	38	40
Other investments - current	160	849	849
Equity securities
Other investments
Equity securities at fair value through other comprehensive income	1,108	1,339	833
Fixed income securities
Other investments
Fixed income securities at fair value through profit and loss		62
Fixed income securities at fair value through profit and loss	$ 118	$ 811	$ 809